Dividends	12 Months Ended
Jun. 30, 2024
Dividends
Dividends
12	Dividends

Dividends paid in the year were $nil (2023: $nil; 2022: $44,010,000) equivalent to $nil (2023: $nil; 2022: $0.27) per share. The pounds sterling equivalents were £nil (2023: £nil; 2022: £33,553,000) equivalent to £nil (2023: £nil; 2022: £0.21) per share.